UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Large Cap Index Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 13	0.25%
Key Fund Statistics
Fund net assets	$ 2,112,107,564
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 27	0.50%
Key Fund Statistics
Fund net assets	$ 2,112,107,564
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund
Class 3
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 20	0.38%
Key Fund Statistics
Fund net assets	$ 2,112,107,564
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Large Cap Index Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 9.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	327,858	6,265,366
Verizon Communications, Inc.	192,469	7,937,422
Total		14,202,788
Entertainment 1.2%
Electronic Arts, Inc.	11,124	1,549,907
Live Nation Entertainment, Inc.(a)	6,513	610,529
Netflix, Inc.(a)	19,703	13,297,161
Take-Two Interactive Software, Inc.(a)	7,261	1,129,013
Walt Disney Co. (The)	83,360	8,276,814
Warner Bros Discovery, Inc.(a)	101,957	758,560
Total		25,621,984
Interactive Media & Services 6.7%
Alphabet, Inc., Class A	268,589	48,923,486
Alphabet, Inc., Class C	223,449	40,985,016
Match Group, Inc.(a)	12,148	369,056
Meta Platforms, Inc., Class A	100,204	50,524,861
Total		140,802,419
Media 0.5%
Charter Communications, Inc., Class A(a)	4,478	1,338,743
Comcast Corp., Class A	178,976	7,008,700
Fox Corp., Class A	10,569	363,257
Fox Corp., Class B	6,032	193,145
Interpublic Group of Companies, Inc. (The)	17,258	502,035
News Corp., Class A	17,339	478,036
News Corp., Class B	5,231	148,508
Omnicom Group, Inc.	8,955	803,263
Paramount Global, Class B	22,605	234,866
Total		11,070,553
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	23,577	4,153,796
Total Communication Services		195,851,540
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.9%
Automobile Components 0.1%
Aptiv PLC(a)	12,440	876,025
BorgWarner, Inc.	10,418	335,876
Total		1,211,901
Automobiles 1.4%
Ford Motor Co.	179,310	2,248,547
General Motors Co.	52,170	2,423,818
Tesla, Inc.(a)	126,869	25,104,838
Total		29,777,203
Broadline Retail 3.9%
Amazon.com, Inc.(a)	418,743	80,922,085
eBay, Inc.	23,137	1,242,920
Etsy, Inc.(a)	5,347	315,366
Total		82,480,371
Distributors 0.1%
Genuine Parts Co.	6,369	880,960
LKQ Corp.	12,198	507,315
Pool Corp.	1,753	538,749
Total		1,927,024
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A(a)	20,188	3,061,106
Booking Holdings, Inc.	1,551	6,144,286
Caesars Entertainment, Inc.(a)	9,896	393,267
Carnival Corp.(a)	46,186	864,602
Chipotle Mexican Grill, Inc.(a)	62,800	3,934,420
Darden Restaurants, Inc.	5,458	825,905
Domino’s Pizza, Inc.	1,595	823,546
Expedia Group, Inc.(a)	5,805	731,372
Hilton Worldwide Holdings, Inc.	11,433	2,494,681
Las Vegas Sands Corp.	16,693	738,665
Marriott International, Inc., Class A	10,970	2,652,217
McDonald’s Corp.	32,953	8,397,743
MGM Resorts International(a)	11,474	509,905
Norwegian Cruise Line Holdings Ltd.(a)	19,618	368,622
Royal Caribbean Cruises Ltd.(a)	10,826	1,725,989
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Starbucks Corp.	51,793	4,032,085
Wynn Resorts Ltd.	4,318	386,461
Yum! Brands, Inc.	12,878	1,705,820
Total		39,790,692
Household Durables 0.3%
D.R. Horton, Inc.	13,552	1,909,883
Garmin Ltd.	7,026	1,144,676
Lennar Corp., Class A	11,196	1,677,945
Mohawk Industries, Inc.(a)	2,424	275,342
NVR, Inc.(a)	143	1,085,164
PulteGroup, Inc.	9,618	1,058,942
Total		7,151,952
Leisure Products 0.0%
Hasbro, Inc.	5,984	350,064
Specialty Retail 1.8%
AutoZone, Inc.(a)	791	2,344,603
Bath & Body Works, Inc.	10,227	399,364
Best Buy Co., Inc.	8,805	742,174
CarMax, Inc.(a)	7,197	527,828
Home Depot, Inc. (The)	45,315	15,599,236
Lowe’s Companies, Inc.	26,164	5,768,115
O’Reilly Automotive, Inc.(a)	2,693	2,843,970
Ross Stores, Inc.	15,332	2,228,046
TJX Companies, Inc. (The)	51,784	5,701,418
Tractor Supply Co.	4,930	1,331,100
Ulta Beauty, Inc.(a)	2,192	845,827
Total		38,331,681
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	1,174	1,136,373
lululemon athletica, Inc.(a)	5,239	1,564,889
NIKE, Inc., Class B	55,394	4,175,046
Ralph Lauren Corp.	1,785	312,482
Tapestry, Inc.	10,506	449,552
Total		7,638,342
Total Consumer Discretionary		208,659,230
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.7%
Beverages 1.3%
Brown-Forman Corp., Class B	8,185	353,510
Coca-Cola Co. (The)	177,284	11,284,127
Constellation Brands, Inc., Class A	7,362	1,894,095
Keurig Dr. Pepper, Inc.	47,727	1,594,082
Molson Coors Beverage Co., Class B	8,314	422,601
Monster Beverage Corp.(a)	32,432	1,619,978
PepsiCo, Inc.	62,862	10,367,830
Total		27,536,223
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	20,279	17,236,947
Dollar General Corp.	10,044	1,328,118
Dollar Tree, Inc.(a)	9,476	1,011,753
Kroger Co. (The)	30,608	1,528,258
Sysco Corp.	22,770	1,625,550
Target Corp.	21,154	3,131,638
Walgreens Boots Alliance, Inc.	32,742	396,015
Walmart, Inc.	195,323	13,225,320
Total		39,483,599
Food Products 0.7%
Archer-Daniels-Midland Co.	22,608	1,366,654
Bunge Global SA	6,474	691,229
Campbell Soup Co.	8,996	406,529
ConAgra Foods, Inc.	21,859	621,233
General Mills, Inc.	25,814	1,632,994
Hershey Co. (The)	6,750	1,240,852
Hormel Foods Corp.	13,273	404,694
JM Smucker Co. (The)	4,855	529,389
Kellanova	12,037	694,294
Kraft Heinz Co. (The)	36,091	1,162,852
Lamb Weston Holdings, Inc.	6,602	555,096
McCormick & Co., Inc.	11,511	816,590
Mondelez International, Inc., Class A	61,334	4,013,697
Tyson Foods, Inc., Class A	13,078	747,277
Total		14,883,380
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Church & Dwight Co., Inc.	11,181	1,159,246
Clorox Co. (The)	5,679	775,013
Colgate-Palmolive Co.	37,515	3,640,456
Kimberly-Clark Corp.	15,396	2,127,727
Procter & Gamble Co. (The)	107,917	17,797,672
Total		25,500,114
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	10,655	1,133,692
Kenvue, Inc.	87,555	1,591,750
Total		2,725,442
Tobacco 0.5%
Altria Group, Inc.	78,539	3,577,451
Philip Morris International, Inc.	71,082	7,202,739
Total		10,780,190
Total Consumer Staples		120,908,948
Energy 3.6%
Energy Equipment & Services 0.3%
Baker Hughes Co.	45,634	1,604,948
Halliburton Co.	40,480	1,367,415
Schlumberger NV	65,357	3,083,543
Total		6,055,906
Oil, Gas & Consumable Fuels 3.3%
APA Corp.	16,464	484,700
Chevron Corp.	78,372	12,258,948
ConocoPhillips Co.	53,477	6,116,699
Coterra Energy, Inc.	34,030	907,580
Devon Energy Corp.	28,898	1,369,765
Diamondback Energy, Inc.	8,155	1,632,549
EOG Resources, Inc.	26,279	3,307,738
EQT Corp.	20,192	746,700
Exxon Mobil Corp.	205,120	23,613,414
Hess Corp.	12,638	1,864,358
Kinder Morgan, Inc.	88,289	1,754,302
Marathon Oil Corp.	25,791	739,428
Marathon Petroleum Corp.	16,110	2,794,763
Occidental Petroleum Corp.	30,406	1,916,490
ONEOK, Inc.	26,687	2,176,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	19,385	2,736,581
Targa Resources Corp.	10,138	1,305,572
Valero Energy Corp.	14,952	2,343,876
Williams Companies, Inc. (The)	55,728	2,368,440
Total		70,438,228
Total Energy		76,494,134
Financials 12.3%
Banks 3.2%
Bank of America Corp.	311,101	12,372,487
Citigroup, Inc.	87,218	5,534,854
Citizens Financial Group, Inc.	20,806	749,640
Fifth Third Bancorp	31,278	1,141,334
Huntington Bancshares, Inc.	66,267	873,399
JPMorgan Chase & Co.	131,307	26,558,154
KeyCorp	43,112	612,622
M&T Bank Corp.	7,629	1,154,726
PNC Financial Services Group, Inc. (The)	18,194	2,828,803
Regions Financial Corp.	41,876	839,195
Truist Financial Corp.	61,186	2,377,076
U.S. Bancorp	71,352	2,832,674
Wells Fargo & Co.	159,412	9,467,479
Total		67,342,443
Capital Markets 2.8%
Ameriprise Financial, Inc.(b)	4,542	1,940,297
Bank of New York Mellon Corp. (The)	34,194	2,047,879
BlackRock, Inc.	6,387	5,028,613
Blackstone, Inc.	32,677	4,045,413
Cboe Global Markets, Inc.	4,808	817,648
Charles Schwab Corp. (The)	68,264	5,030,374
CME Group, Inc.	16,464	3,236,822
FactSet Research Systems, Inc.	1,743	711,615
Franklin Resources, Inc.	13,712	306,463
Goldman Sachs Group, Inc. (The)	14,745	6,669,458
Intercontinental Exchange, Inc.	26,227	3,590,214
Invesco Ltd.	20,569	307,712
KKR & Co., Inc., Class A	30,432	3,202,664
MarketAxess Holdings, Inc.	1,733	347,519
Moody’s Corp.	7,180	3,022,277
Morgan Stanley	57,219	5,561,115
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	3,623	1,745,380
Nasdaq, Inc.	17,399	1,048,464
Northern Trust Corp.	9,355	785,633
Raymond James Financial, Inc.	8,530	1,054,393
S&P Global, Inc.	14,637	6,528,102
State Street Corp.	13,775	1,019,350
T. Rowe Price Group, Inc.	10,210	1,177,315
Total		59,224,720
Consumer Finance 0.5%
American Express Co.	25,983	6,016,364
Capital One Financial Corp.	17,472	2,418,998
Discover Financial Services	11,459	1,498,952
Synchrony Financial	18,361	866,455
Total		10,800,769
Financial Services 3.8%
Berkshire Hathaway, Inc., Class B(a)	82,779	33,674,497
Corpay, Inc.(a)	3,213	855,975
Fidelity National Information Services, Inc.	25,435	1,916,782
Fiserv, Inc.(a)	26,754	3,987,416
Global Payments, Inc.	11,671	1,128,586
Jack Henry & Associates, Inc.	3,333	553,345
MasterCard, Inc., Class A	37,540	16,561,146
PayPal Holdings, Inc.(a)	47,831	2,775,633
Visa, Inc., Class A	71,978	18,892,066
Total		80,345,446
Insurance 2.0%
Aflac, Inc.	23,644	2,111,646
Allstate Corp. (The)	12,068	1,926,777
American International Group, Inc.	30,346	2,252,887
Aon PLC, Class A	9,942	2,918,772
Arch Capital Group Ltd.(a)	17,100	1,725,219
Arthur J Gallagher & Co.	9,991	2,590,766
Assurant, Inc.	2,377	395,176
Brown & Brown, Inc.	10,826	967,953
Chubb Ltd.	18,567	4,736,070
Cincinnati Financial Corp.	7,159	845,478
Everest Group Ltd.	1,987	757,087
Globe Life, Inc.	3,839	315,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	13,523	1,359,602
Loews Corp.	8,302	620,491
Marsh & McLennan Companies, Inc.	22,530	4,747,522
MetLife, Inc.	27,314	1,917,170
Principal Financial Group, Inc.	9,860	773,517
Progressive Corp. (The)	26,781	5,562,682
Prudential Financial, Inc.	16,415	1,923,674
Travelers Companies, Inc. (The)	10,471	2,129,173
Willis Towers Watson PLC	4,675	1,225,504
WR Berkley Corp.	9,235	725,686
Total		42,528,725
Total Financials		260,242,103
Health Care 11.6%
Biotechnology 1.9%
AbbVie, Inc.	80,744	13,849,211
Amgen, Inc.	24,529	7,664,086
Biogen, Inc.(a)	6,657	1,543,226
Gilead Sciences, Inc.	56,967	3,908,506
Incyte Corp.(a)	7,270	440,707
Moderna, Inc.(a)	15,246	1,810,463
Regeneron Pharmaceuticals, Inc.(a)	4,850	5,097,495
Vertex Pharmaceuticals, Inc.(a)	11,799	5,530,427
Total		39,844,121
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	79,546	8,265,625
Align Technology, Inc.(a)	3,201	772,817
Baxter International, Inc.	23,301	779,419
Becton Dickinson & Co.	13,215	3,088,478
Boston Scientific Corp.(a)	67,224	5,176,920
Cooper Cos, Inc. (The)	9,088	793,382
DexCom, Inc.(a)	18,184	2,061,702
Edwards Lifesciences Corp.(a)	27,554	2,545,163
GE HealthCare Technologies, Inc.	19,411	1,512,505
Hologic, Inc.(a)	10,671	792,322
IDEXX Laboratories, Inc.(a)	3,776	1,839,667
Insulet Corp.(a)	3,203	646,365
Intuitive Surgical, Inc.(a)	16,219	7,215,022
Medtronic PLC	60,716	4,778,956
ResMed, Inc.	6,717	1,285,768
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Solventum Corp.(a)	6,318	334,096
STERIS PLC	4,518	991,882
Stryker Corp.	15,503	5,274,896
Teleflex, Inc.	2,154	453,051
Zimmer Biomet Holdings, Inc.	9,407	1,020,942
Total		49,628,978
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	11,137	1,094,990
Cencora, Inc.	7,570	1,705,521
Centene Corp.(a)	24,402	1,617,853
Cigna Group (The)	12,989	4,293,774
CVS Health Corp.	57,402	3,390,162
DaVita, Inc.(a)	2,366	327,857
Elevance Health, Inc.	10,627	5,758,346
HCA Healthcare, Inc.	8,862	2,847,183
Henry Schein, Inc.(a)	5,855	375,305
Humana, Inc.	5,510	2,058,811
Labcorp Holdings, Inc.	3,854	784,328
McKesson Corp.	5,944	3,471,534
Molina Healthcare, Inc.(a)	2,679	796,467
Quest Diagnostics, Inc.	5,080	695,350
UnitedHealth Group, Inc.	42,085	21,432,207
Universal Health Services, Inc., Class B	2,729	504,674
Total		51,154,362
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	13,400	1,737,042
Bio-Rad Laboratories, Inc., Class A(a)	933	254,812
Bio-Techne Corp.	7,206	516,310
Charles River Laboratories International, Inc.(a)	2,355	486,496
Danaher Corp.	30,143	7,531,229
IQVIA Holdings, Inc.(a)	8,331	1,761,507
Mettler-Toledo International, Inc.(a)	977	1,365,445
Revvity, Inc.	5,642	591,620
Thermo Fisher Scientific, Inc.	17,454	9,652,062
Waters Corp.(a)	2,712	786,805
West Pharmaceutical Services, Inc.	3,331	1,097,198
Total		25,780,526
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	92,689	3,849,374
Catalent, Inc.(a)	8,275	465,303
Eli Lilly & Co.	36,504	33,049,992
Johnson & Johnson	110,046	16,084,323
Merck & Co., Inc.	115,813	14,337,649
Pfizer, Inc.	259,106	7,249,786
Viatris, Inc.	54,444	578,740
Zoetis, Inc.	20,864	3,616,983
Total		79,232,150
Total Health Care		245,640,137
Industrials 8.1%
Aerospace & Defense 1.8%
Axon Enterprise, Inc.(a)	3,244	954,515
Boeing Co. (The)(a)	26,386	4,802,516
General Dynamics Corp.	10,396	3,016,295
General Electric Co.	50,051	7,956,608
Howmet Aerospace, Inc.	17,731	1,376,458
Huntington Ingalls Industries, Inc.	1,803	444,133
L3Harris Technologies, Inc.	8,673	1,947,782
Lockheed Martin Corp.	9,764	4,560,764
Northrop Grumman Corp.	6,361	2,773,078
RTX Corp.	60,792	6,102,909
Textron, Inc.	8,720	748,699
TransDigm Group, Inc.	2,559	3,269,404
Total		37,953,161
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	5,354	471,794
Expeditors International of Washington, Inc.	6,459	806,019
FedEx Corp.	10,352	3,103,944
United Parcel Service, Inc., Class B	33,352	4,564,221
Total		8,945,978
Building Products 0.5%
Allegion PLC	3,998	472,364
AO Smith Corp.	5,523	451,671
Builders FirstSource, Inc.(a)	5,581	772,466
Carrier Global Corp.	38,315	2,416,910
Johnson Controls International PLC	30,804	2,047,542
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	10,071	671,434
Trane Technologies PLC	10,350	3,404,425
Total		10,236,812
Commercial Services & Supplies 0.6%
Cintas Corp.	3,943	2,761,125
Copart, Inc.(a)	40,006	2,166,725
Republic Services, Inc.	9,360	1,819,023
Rollins, Inc.	12,842	626,561
Veralto Corp.	10,046	959,092
Waste Management, Inc.	16,689	3,560,431
Total		11,892,957
Construction & Engineering 0.1%
Quanta Services, Inc.	6,694	1,700,878
Electrical Equipment 0.7%
AMETEK, Inc.	10,584	1,764,459
Eaton Corp. PLC	18,281	5,732,007
Emerson Electric Co.	26,159	2,881,675
GE Vernova, Inc.(a)	12,533	2,149,535
Generac Holdings, Inc.(a)	2,772	366,514
Hubbell, Inc.	2,455	897,253
Rockwell Automation, Inc.	5,213	1,435,035
Total		15,226,478
Ground Transportation 1.0%
CSX Corp.	89,389	2,990,062
JB Hunt Transport Services, Inc.	3,728	596,480
Norfolk Southern Corp.	10,330	2,217,748
Old Dominion Freight Line, Inc.	8,147	1,438,760
Uber Technologies, Inc.(a)	95,544	6,944,138
Union Pacific Corp.	27,898	6,312,201
Total		20,499,389
Industrial Conglomerates 0.4%
3M Co.	25,302	2,585,611
Honeywell International, Inc.	29,776	6,358,367
Total		8,943,978
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	22,362	7,448,782
Cummins, Inc.	6,254	1,731,920
Deere & Co.	11,837	4,422,658
Dover Corp.	6,284	1,133,948
Fortive Corp.	16,097	1,192,788
IDEX Corp.	3,461	696,353
Illinois Tool Works, Inc.	12,416	2,942,096
Ingersoll Rand, Inc.	18,447	1,675,726
Nordson Corp.	2,484	576,139
Otis Worldwide Corp.	18,488	1,779,655
PACCAR, Inc.	23,967	2,467,163
Parker-Hannifin Corp.	5,878	2,973,151
Pentair PLC	7,592	582,079
Snap-On, Inc.	2,411	630,211
Stanley Black & Decker, Inc.	7,036	562,106
Westinghouse Air Brake Technologies Corp.	8,065	1,274,673
Xylem, Inc.	11,086	1,503,594
Total		33,593,042
Passenger Airlines 0.1%
American Airlines Group, Inc.(a)	30,000	339,900
Delta Air Lines, Inc.	29,507	1,399,812
Southwest Airlines Co.	27,364	782,884
United Airlines Holdings, Inc.(a)	15,035	731,603
Total		3,254,199
Professional Services 0.6%
Automatic Data Processing, Inc.	18,715	4,467,083
Broadridge Financial Solutions, Inc.	5,404	1,064,588
Dayforce, Inc.(a)	7,220	358,112
Equifax, Inc.	5,652	1,370,384
Jacobs Solutions, Inc.	5,725	799,840
Leidos Holdings, Inc.	6,183	901,976
Paychex, Inc.	14,649	1,736,786
Paycom Software, Inc.	2,198	314,402
Verisk Analytics, Inc.	6,524	1,758,544
Total		12,771,715
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	26,180	1,645,151
United Rentals, Inc.	3,045	1,969,293
W.W. Grainger, Inc.	1,999	1,803,578
Total		5,418,022
Total Industrials		170,436,609
Information Technology 32.2%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	11,606	4,067,671
Cisco Systems, Inc.	185,149	8,796,429
F5, Inc.(a)	2,680	461,576
Juniper Networks, Inc.	14,860	541,796
Motorola Solutions, Inc.	7,626	2,944,017
Total		16,811,489
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	54,925	3,700,297
CDW Corp.	6,145	1,375,497
Corning, Inc.	35,252	1,369,540
Jabil, Inc.	5,514	599,868
Keysight Technologies, Inc.(a)	7,982	1,091,538
TE Connectivity Ltd.	14,002	2,106,321
Teledyne Technologies, Inc.(a)	2,168	841,141
Trimble Navigation Ltd.(a)	11,166	624,403
Zebra Technologies Corp., Class A(a)	2,351	726,294
Total		12,434,899
IT Services 1.0%
Accenture PLC, Class A	28,749	8,722,734
Akamai Technologies, Inc.(a)	6,965	627,407
Cognizant Technology Solutions Corp., Class A	22,734	1,545,912
EPAM Systems, Inc.(a)	2,651	498,680
Gartner, Inc.(a)	3,550	1,594,163
GoDaddy, Inc., Class A(a)	6,445	900,431
International Business Machines Corp.	42,003	7,264,419
VeriSign, Inc.(a)	3,962	704,443
Total		21,858,189
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 11.9%
Advanced Micro Devices, Inc.(a)	73,906	11,988,292
Analog Devices, Inc.	22,675	5,175,795
Applied Materials, Inc.	37,993	8,965,968
Broadcom, Inc.	19,919	31,980,552
Enphase Energy, Inc.(a)	6,221	620,296
First Solar, Inc.(a)	4,894	1,103,401
Intel Corp.	194,652	6,028,372
KLA Corp.	6,156	5,075,684
Lam Research Corp.	5,978	6,365,673
Microchip Technology, Inc.	24,709	2,260,874
Micron Technology, Inc.	50,635	6,660,022
Monolithic Power Systems, Inc.	2,226	1,829,060
NVIDIA Corp.	1,124,762	138,953,097
NXP Semiconductors NV	11,691	3,145,931
ON Semiconductor Corp.(a)	19,672	1,348,516
Qorvo, Inc.(a)	4,415	512,317
QUALCOMM, Inc.	51,121	10,182,281
Skyworks Solutions, Inc.	7,336	781,871
Teradyne, Inc.	7,138	1,058,494
Texas Instruments, Inc.	41,632	8,098,673
Total		252,135,169
Software 10.9%
Adobe, Inc.(a)	20,485	11,380,237
ANSYS, Inc.(a)	3,992	1,283,428
Autodesk, Inc.(a)	9,781	2,420,308
Cadence Design Systems, Inc.(a)	12,443	3,829,333
Crowdstrike Holdings, Inc., Class A(a)	10,547	4,041,505
Fair Isaac Corp.(a)	1,130	1,682,186
Fortinet, Inc.(a)	28,993	1,747,408
Gen Digital, Inc.	25,195	629,371
Intuit, Inc.	12,802	8,413,602
Microsoft Corp.	339,843	151,892,829
Oracle Corp.	72,892	10,292,350
Palo Alto Networks, Inc.(a)	14,774	5,008,534
PTC, Inc.(a)	5,475	994,643
Roper Technologies, Inc.	4,895	2,759,116
Salesforce, Inc.	44,411	11,418,068
ServiceNow, Inc.(a)	9,374	7,374,245
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	6,975	4,150,544
Tyler Technologies, Inc.(a)	1,941	975,896
Total		230,293,603
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.(c)	659,083	138,816,062
Hewlett Packard Enterprise Co.	59,443	1,258,408
HP, Inc.	39,463	1,381,994
NetApp, Inc.	9,437	1,215,486
Seagate Technology Holdings PLC	8,930	922,201
Super Micro Computer, Inc.(a)	2,303	1,886,963
Western Digital Corp.(a)	14,930	1,131,246
Total		146,612,360
Total Information Technology		680,145,709
Materials 2.2%
Chemicals 1.4%
Air Products & Chemicals, Inc.	10,165	2,623,078
Albemarle Corp.	5,374	513,324
Celanese Corp., Class A	4,595	619,820
CF Industries Holdings, Inc.	8,358	619,495
Corteva, Inc.	31,870	1,719,068
Dow, Inc.	32,154	1,705,770
DuPont de Nemours, Inc.	19,118	1,538,808
Eastman Chemical Co.	5,380	527,079
Ecolab, Inc.	11,621	2,765,798
FMC Corp.	5,707	328,438
International Flavors & Fragrances, Inc.	11,676	1,111,672
Linde PLC	21,981	9,645,483
LyondellBasell Industries NV, Class A	11,762	1,125,153
Mosaic Co. (The)	14,696	424,714
PPG Industries, Inc.	10,762	1,354,828
Sherwin-Williams Co. (The)	10,666	3,183,054
Total		29,805,582
Construction Materials 0.2%
Martin Marietta Materials, Inc.	2,818	1,526,792
Vulcan Materials Co.	6,047	1,503,768
Total		3,030,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	66,088	646,341
Avery Dennison Corp.	3,683	805,288
Ball Corp.	14,192	851,804
International Paper Co.	15,882	685,308
Packaging Corp. of America	4,076	744,114
WestRock Co.	11,804	593,269
Total		4,326,124
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	65,684	3,192,242
Newmont Corp.	52,727	2,207,680
Nucor Corp.	10,963	1,733,031
Steel Dynamics, Inc.	6,754	874,643
Total		8,007,596
Total Materials		45,169,862
Real Estate 2.1%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	7,197	841,833
Healthpeak Properties, Inc.	32,181	630,748
Ventas, Inc.	18,508	948,720
Welltower, Inc.	27,340	2,850,195
Total		5,271,496
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	32,238	579,639
Industrial REITs 0.2%
Prologis, Inc.	42,334	4,754,531
Office REITs 0.0%
BXP, Inc.	6,607	406,727
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	13,791	1,228,916
CoStar Group, Inc.(a)	18,671	1,384,268
Total		2,613,184
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,493	1,343,337
Camden Property Trust	4,871	531,475
Equity Residential	15,769	1,093,422
Essex Property Trust, Inc.	2,936	799,179
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Invitation Homes, Inc.	26,328	944,912
Mid-America Apartment Communities, Inc.	5,342	761,823
UDR, Inc.	13,853	570,051
Total		6,044,199
Retail REITs 0.3%
Federal Realty Investment Trust	3,414	344,712
Kimco Realty Corp.	30,516	593,841
Realty Income Corp.	39,816	2,103,081
Regency Centers Corp.	7,520	467,744
Simon Property Group, Inc.	14,903	2,262,275
Total		5,771,653
Specialized REITs 0.9%
American Tower Corp.	21,352	4,150,402
Crown Castle, Inc.	19,869	1,941,201
Digital Realty Trust, Inc.	14,838	2,256,118
Equinix, Inc.	4,340	3,283,644
Extra Space Storage, Inc.	9,681	1,504,524
Iron Mountain, Inc.	13,404	1,201,267
Public Storage	7,232	2,080,285
SBA Communications Corp.	4,913	964,422
VICI Properties, Inc.	47,700	1,366,128
Weyerhaeuser Co.	33,334	946,352
Total		19,694,343
Total Real Estate		45,135,772
Utilities 2.3%
Electric Utilities 1.5%
Alliant Energy Corp.	11,723	596,701
American Electric Power Co., Inc.	24,103	2,114,797
Constellation Energy Corp.	14,414	2,886,692
Duke Energy Corp.	35,289	3,537,017
Edison International	17,593	1,263,353
Entergy Corp.	9,764	1,044,748
Evergy, Inc.	10,514	556,927
Eversource Energy	16,107	913,428
Exelon Corp.	45,727	1,582,611
FirstEnergy Corp.	23,685	906,425
NextEra Energy, Inc.	93,944	6,652,175
NRG Energy, Inc.	9,533	742,239
Common Stocks (continued)
Issuer	Shares	Value ($)
PG&E Corp.	97,716	1,706,121
Pinnacle West Capital Corp.	5,192	396,565
PPL Corp.	33,733	932,717
Southern Co. (The)	49,997	3,878,267
Xcel Energy, Inc.	25,407	1,356,988
Total		31,067,771
Gas Utilities 0.0%
Atmos Energy Corp.	6,899	804,769
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	32,495	570,937
Vistra Corp.	14,934	1,284,026
Total		1,854,963
Multi-Utilities 0.6%
Ameren Corp.	12,194	867,115
CenterPoint Energy, Inc.	29,251	906,196
CMS Energy Corp.	13,655	812,882
Consolidated Edison, Inc.	15,813	1,413,998
Dominion Energy, Inc.	38,327	1,878,023
DTE Energy Co.	9,462	1,050,377
NiSource, Inc.	20,499	590,576
Public Service Enterprise Group, Inc.	22,775	1,678,518
Sempra	28,937	2,200,948
WEC Energy Group, Inc.	14,441	1,133,041
Total		12,531,674
Water Utilities 0.1%
American Water Works Co., Inc.	8,908	1,150,557
Total Utilities		47,409,734
Total Common Stocks (Cost $1,003,389,599)		2,096,093,778

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(d)	17,342,744	17,337,541
Total Money Market Funds (Cost $17,338,233)		17,337,541
Total Investments in Securities (Cost: $1,020,727,832)		2,113,431,319
Other Assets & Liabilities, Net		(1,323,755)
Net Assets		2,112,107,564
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
At June 30, 2024, securities and/or cash totaling $3,454,168 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	75	09/2024	USD	20,705,625	69,682	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,771,147	—	(4,557)	173,707	1,940,297	46,308	13,047	4,542
Columbia Short-Term Cash Fund, 5.547%
	16,099,315	40,108,414	(38,868,510)	(1,678)	17,337,541	508	405,243	17,342,744
Total	17,870,462			172,029	19,277,838	46,816	418,290

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2024.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	195,851,540	—	—	195,851,540
Consumer Discretionary	208,659,230	—	—	208,659,230
Consumer Staples	120,908,948	—	—	120,908,948
Energy	76,494,134	—	—	76,494,134
Financials	260,242,103	—	—	260,242,103
Health Care	245,640,137	—	—	245,640,137
Industrials	170,436,609	—	—	170,436,609
Information Technology	680,145,709	—	—	680,145,709
Materials	45,169,862	—	—	45,169,862
Real Estate	45,135,772	—	—	45,135,772
Utilities	47,409,734	—	—	47,409,734
Total Common Stocks	2,096,093,778	—	—	2,096,093,778
Money Market Funds	17,337,541	—	—	17,337,541
Total Investments in Securities	2,113,431,319	—	—	2,113,431,319
Investments in Derivatives
Asset
Futures Contracts	69,682	—	—	69,682
Total	2,113,501,001	—	—	2,113,501,001
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,002,834,940)	$2,094,153,481
Affiliated issuers (cost $17,892,892)	19,277,838
Receivable for:
Investments sold	75,882
Capital shares sold	249,362
Dividends	1,123,844
Foreign tax reclaims	18,730
Expense reimbursement due from Investment Manager	98
Prepaid expenses	6,327
Total assets	2,114,905,562
Liabilities
Due to custodian	2,667
Payable for:
Capital shares redeemed	2,440,922
Variation margin for futures contracts	91,875
Management services fees	11,603
Distribution and/or service fees	4,307
Service fees	51,564
Compensation of chief compliance officer	169
Compensation of board members	3,675
Other expenses	81,083
Deferred compensation of board members	110,133
Total liabilities	2,797,998
Net assets applicable to outstanding capital stock	$2,112,107,564
Represented by
Trust capital	$2,112,107,564
Total - representing net assets applicable to outstanding capital stock	$2,112,107,564
Class 1
Net assets	$1,031,447,633
Shares outstanding	22,188,739
Net asset value per share	$46.49
Class 2
Net assets	$174,753,841
Shares outstanding	3,882,545
Net asset value per share	$45.01
Class 3
Net assets	$905,906,090
Shares outstanding	19,794,688
Net asset value per share	$45.77
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,961,400
Dividends — affiliated issuers	418,290
Foreign taxes withheld	(3,586)
Total income	14,376,104
Expenses:
Management services fees	1,972,115
Distribution and/or service fees
Class 2	188,627
Class 3	533,413
Service fees	329,625
Custodian fees	10,269
Printing and postage fees	19,766
Licensing fees and expenses	86,893
Accounting services fees	15,328
Legal fees	15,982
Interest on collateral	386
Compensation of chief compliance officer	178
Compensation of board members	15,718
Deferred compensation of board members	16,092
Other	14,790
Total expenses	3,219,182
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(31,560)
Total net expenses	3,187,622
Net investment income	11,188,482
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,148,171
Investments — affiliated issuers	46,816
Futures contracts	2,478,147
Net realized gain	21,673,134
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	246,386,764
Investments — affiliated issuers	172,029
Futures contracts	(609,469)
Net change in unrealized appreciation (depreciation)	245,949,324
Net realized and unrealized gain	267,622,458
Net increase in net assets resulting from operations	$278,810,940
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$11,188,482	$22,811,236
Net realized gain	21,673,134	41,805,380
Net change in unrealized appreciation (depreciation)	245,949,324	325,297,025
Net increase in net assets resulting from operations	278,810,940	389,913,641
Decrease in net assets from capital stock activity	(27,602,673)	(53,954,838)
Total increase in net assets	251,208,267	335,958,803
Net assets at beginning of period	1,860,899,297	1,524,940,494
Net assets at end of period	$2,112,107,564	$1,860,899,297

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	471,574	20,478,302	945,949	34,218,490
Shares redeemed	(979,662)	(42,497,891)	(2,636,470)	(96,357,997)
Net decrease	(508,088)	(22,019,589)	(1,690,521)	(62,139,507)
Class 2
Shares sold	608,130	25,724,813	1,309,291	45,838,679
Shares redeemed	(107,358)	(4,563,102)	(155,137)	(5,509,594)
Net increase	500,772	21,161,711	1,154,154	40,329,085
Class 3
Shares sold	209,843	8,945,428	504,043	17,818,075
Shares redeemed	(837,519)	(35,690,223)	(1,402,920)	(49,962,491)
Net decrease	(627,676)	(26,744,795)	(898,877)	(32,144,416)
Total net decrease	(634,992)	(27,602,673)	(1,435,244)	(53,954,838)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

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Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$40.37	0.26	5.86	6.12
Year Ended 12/31/2023	$32.05	0.51	7.81	8.32
Year Ended 12/31/2022	$39.25	0.46	(7.66)	(7.20)
Year Ended 12/31/2021	$30.57	0.40	8.28	8.68
Year Ended 12/31/2020	$25.90	0.45	4.22	4.67
Year Ended 12/31/2019	$19.75	0.44	5.71	6.15
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$39.14	0.20	5.67	5.87
Year Ended 12/31/2023	$31.15	0.41	7.58	7.99
Year Ended 12/31/2022	$38.24	0.37	(7.46)	(7.09)
Year Ended 12/31/2021	$29.86	0.31	8.07	8.38
Year Ended 12/31/2020	$25.36	0.37	4.13	4.50
Year Ended 12/31/2019	$19.39	0.37	5.60	5.97
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$39.77	0.23	5.77	6.00
Year Ended 12/31/2023	$31.61	0.46	7.70	8.16
Year Ended 12/31/2022	$38.76	0.41	(7.56)	(7.15)
Year Ended 12/31/2021	$30.23	0.35	8.18	8.53
Year Ended 12/31/2020	$25.65	0.41	4.17	4.58
Year Ended 12/31/2019	$19.58	0.40	5.67	6.07

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$46.49	15.16%	0.25% (c)	0.25% (c)	1.21%	1%	$1,031,448
Year Ended 12/31/2023	$40.37	25.96%	0.25% (c)	0.25% (c)	1.42%	2%	$916,315
Year Ended 12/31/2022	$32.05	(18.34% )	0.25% (c)	0.25% (c)	1.36%	2%	$781,574
Year Ended 12/31/2021	$39.25	28.39%	0.25% (c)	0.25% (c)	1.14%	5%	$947,973
Year Ended 12/31/2020	$30.57	18.03%	0.26% (d)	0.26% (d)	1.72%	9%	$742,971
Year Ended 12/31/2019	$25.90	31.14%	0.26%	0.26%	1.91%	2%	$599,584
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$45.01	15.00%	0.50% (c)	0.50% (c)	0.96%	1%	$174,754
Year Ended 12/31/2023	$39.14	25.65%	0.51% (c)	0.50% (c)	1.18%	2%	$132,360
Year Ended 12/31/2022	$31.15	(18.54% )	0.50% (c)	0.50% (c)	1.15%	2%	$69,385
Year Ended 12/31/2021	$38.24	28.07%	0.50% (c)	0.50% (c)	0.89%	5%	$43,195
Year Ended 12/31/2020	$29.86	17.74%	0.51% (d)	0.51% (d)	1.48%	9%	$11,359
Year Ended 12/31/2019	$25.36	30.79%	0.51%	0.51%	1.63%	2%	$11,354
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$45.77	15.09%	0.38% (c)	0.38% (c)	1.08%	1%	$905,906
Year Ended 12/31/2023	$39.77	25.82%	0.38% (c)	0.38% (c)	1.30%	2%	$812,224
Year Ended 12/31/2022	$31.61	(18.45% )	0.38% (c)	0.38% (c)	1.23%	2%	$673,982
Year Ended 12/31/2021	$38.76	28.22%	0.38% (c)	0.38% (c)	1.01%	5%	$858,770
Year Ended 12/31/2020	$30.23	17.85%	0.38% (d)	0.38% (d)	1.59%	9%	$689,960
Year Ended 12/31/2019	$25.65	31.00%	0.39%	0.39%	1.76%	2%	$599,751
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	69,682 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,478,147

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(609,469)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	17,323,286
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.25
Class 2	0.50
Class 3	0.375
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,215,600 and $31,732,955, respectively, for the six months ended June 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 8. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7014_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024